Lease Obligations - Schedule of Operating Lease Liabilities on Consolidated Balance Sheets (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease liability	$ 3,892	$ 3,784	$ 3,558
Long-term portion of operating lease liability	$ 2,718	3,737	$ 7,180
Total operating lease liability		$ 7,521